Hartford Schroders International Contrarian Value Fund Investment Strategy - Hartford Schroders International Contrarian Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities of foreign issuers, including non-U.S. dollar denominated securities and securities of emerging market issuers. The Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), use a contrarian value approach to select securities for the Fund. The Sub-Advisers use proprietary quantitative screening tools to narrow the opportunity set and then perform fundamental analysis to identify securities that they believe are significantly undervalued relative to their long-term earnings potential. The Sub-Advisers seek to invest in companies that they believe have favorable long-term prospects but are temporarily out of favor with investors. A company may be out of favor for many reasons, including weak short-term profitability, macro-economic concerns or a misunderstood balance sheet. The Sub-Advisers believe these factors can significantly reduce the attractiveness of a company to short term investors and induce discounts to fair value. In addition, the Sub-Advisers integrate financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to the Sub-Advisers’ overall evaluation of the risk and return potential of an investment. The Fund typically employs a focused portfolio investing style (i.e., a portfolio consisting of a relatively small number of holdings). The equity securities in which the Fund may invest include, but are not limited to, common stock and preferred stock. The Fund may invest among a number of different sectors and countries throughout the world with no limit on the amount of assets that may be invested in any one sector or country. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market. The Fund may invest in securities of issuers of any market capitalization, but tends to focus on large and medium capitalization companies. The Fund will consider an issuer to be located in a country if it is organized under the laws of that country and is principally traded in that country, or is domiciled and has its principal place of business located in that country and is principally traded in that country, or if the Sub-Advisers determine that the issuer has more than 50% of its assets in, or derives more than 50% of its revenues from, that country.The Fund may also enter into exchange-traded or over-the-counter derivative transactions, including but not limited to, forward currency contracts. The Fund may enter into forward currency contracts for risk management or hedging purposes.Effective upon the compliance date of amendments to Rule 35d-1 (currently, March 1, 2027), under normal circumstances, the Fund will invest at least 80% of its assets in securities of value companies. The Sub-Advisers will determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI EAFE Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio, price-to-earnings (P/E) ratio, Enterprise Value to Earnings Before Interest, Taxes, Depreciation and Amortization (EV/EBITDA) ratio and/or dividend yield (DY) compares to the MSCI EAFE Index (Net). A company may be determined to be a value company based on one or more of these factors.